Cover	12 Months Ended
Jun. 30, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--06-30
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41891
Registrant Name	Vast Renewables Limited
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Suite 7.02
Entity Address, Address Line Two	124 Walker Street
Entity Address, City or Town	North Sydney
Entity Address, Postal Zip Code	NSW 2060
Entity Address, Country	AU
Entity Common Stock, Shares Outstanding	29,973,504
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001964630
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment flag	false
Ordinary shares
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	VSTE
Security Exchange Name	NASDAQ
Warrants
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	VSTEW
Security Exchange Name	NASDAQ
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 7.02
Entity Address, Address Line Two	124 Walker Street
Entity Address, City or Town	North Sydney
Entity Address, Postal Zip Code	NSW 2060
Entity Address, Country	AU
Contact Personnel Name	Alec Waugh
Country Region	61
City Area Code	2
Local Phone Number	4072 2889